PIA BBB BOND FUND
Schedule of Investments - August 31, 2022 (Unaudited)

Principal
Amount/Shares			Value
	CORPORATE BONDS	93.8%
	Aerospace & Defense	3.3%
	Boeing Co.
$2,450,000	5.15%, due 5/1/30		$2,417,920
1,400,000	5.705%, due 5/1/40		1,341,846
	Northrop Grumman Corp.
1,000,000	4.40%, due 5/1/30		1,000,490
	Raytheon Technologies Corp.
1,000,000	3.50%, due 3/15/27		970,879
1,000,000	1.90%, due 9/1/31		815,996
1,000,000	4.35%, due 4/15/47		914,653
			7,461,784
	Agricultural Chemicals	0.3%
	Nutrien Ltd.
700,000	2.95%, due 5/13/30		620,902
	Agriculture	0.3%
	Bunge Limited Finance Corp.
600,000	3.75%, due 9/25/27		582,696
	Airlines	1.2%
	Delta Air Lines, Inc.
2,000,000	2.90%, due 10/28/24		1,878,000
	Southwest Airlines Co.
500,000	5.125%, due 6/15/27		510,629
	United Airlines 2020-1 Class B Pass Through Trust
398,000	4.875%, due 7/15/27		379,668
			2,768,297
	Autos	0.3%
	Ford Motor Credit Co. LLC
500,000	3.815%, due 11/2/27		440,800
	General Motors Co.
400,000	5.20%, due 4/1/45		338,287
			779,087
	Banks	6.7%
	Barclays Bank Plc
1,000,000	4.836%, due 5/9/28		946,032
1,000,000	5.746% (1 Year CMT Rate + 3.000%), due 8/9/33 (g)		983,380
	Citigroup, Inc.
1,700,000	4.45%, due 9/29/27		1,661,938
540,000	5.30%, due 5/6/44		528,339
	Cooperatieve Rabobank UA
1,000,000	3.75%, due 7/21/26		955,679
	Credit Suisse Group AG
1,050,000	4.55%, due 4/17/26		1,008,203
	Fifth Third Bancorp
500,000	4.055% (SOFR + 1.355%), due 4/25/28 (g)		488,375
225,000	8.25%, due 3/1/38		291,252
	Lloyds Banking Group Plc
800,000	4.65%, due 3/24/26		780,645
	Morgan Stanley
400,000	2.484% (SOFR + 1.360%), due 9/16/36 (g)		309,112
	Natwest Group Plc
1,700,000	4.269% (3 Month LIBOR USD + 1.762%), due 3/22/25 (g)		1,682,112
	Regions Financial Corp.
1,000,000	1.80%, due 8/12/28		860,188
	Santander Holdings USA, Inc.
700,000	3.45%, due 6/2/25		671,491
	Santander UK Group Holdings Plc
2,000,000	1.089% (SOFR + 0.787%), due 3/15/25 (g)		1,872,884
	Westpac Banking Corp.
300,000	3.133%, due 11/18/41		217,649
	Zions Bancorp NA
2,000,000	3.25%, due 10/29/29		1,704,396
			14,961,675
	Beverages	0.9%
	Constellation Brands, Inc.
700,000	2.875%, due 5/1/30		612,198
	Keurig Dr Pepper, Inc.
1,000,000	3.20%, due 5/1/30		899,832
500,000	4.50%, due 4/15/52		437,186
			1,949,216
	Biotechnology	2.0%
	Amgen, Inc.
1,000,000	2.20%, due 2/21/27		920,950
500,000	2.80%, due 8/15/41		376,677
1,006,000	4.663%, due 6/15/51		947,656
	Biogen, Inc.
700,000	2.25%, due 5/1/30		574,068
	Gilead Sciences, Inc.
1,100,000	1.65%, due 10/1/30		899,734
500,000	2.60%, due 10/1/40		365,324
	Royalty Pharma Plc
500,000	2.15%, due 9/2/31		397,072
			4,481,481
	Broker	1.0%
	Goldman Sachs Group, Inc.
950,000	6.75%, due 10/1/37		1,058,123
	Merrill Lynch & Co., Inc.
1,050,000	6.11%, due 1/29/37		1,118,570
			2,176,693
	Brokerage Asset Managers Exchanges	0.4%
	Brightsphere Investment Group, Inc.
1,000,000	4.80%, due 7/27/26		910,790
	Building Materials	0.5%
	Carrier Global Corp.
240,000	2.70%, due 2/15/31		204,658
	Masco Corp.
1,000,000	2.00%, due 10/1/30		798,382
			1,003,040
	Cable & Satellite	1.0%
	Charter Communications Operating LLC / Charter Communications Operating Capital
1,000,000	2.80%, due 4/1/31		811,800
1,000,000	2.30%, due 2/1/32		763,525
1,000,000	3.90%, due 6/1/52		689,530
			2,264,855
	Casino Hotels	0.4%
	Sands China Ltd.
1,000,000	2.55%, due 3/8/27 (h)		803,475
	Cellular Telecom	1.4%
	T-Mobile USA, Inc.
1,600,000	3.875%, due 4/15/30		1,485,637
600,000	2.25%, due 11/15/31		483,112
1,100,000	3.40%, due 10/15/52		798,564
	Vodafone Group Plc
400,000	4.375%, due 5/30/28		395,731
			3,163,044
	Chemicals	0.2%
	Dow Chemical Co.
396,000	7.375%, due 11/1/29		456,211
	Chemicals - Diversified	0.5%
	DuPont de Nemours, Inc.
1,000,000	4.725%, due 11/15/28		1,011,115
	Coatings/Paint	0.2%
	Sherwin-Williams Co.
600,000	2.20%, due 3/15/32		488,593
	Commercial Finance	0.2%
	Air Lease Corp.
450,000	2.875%, due 1/15/26		415,883
	Commercial Services	0.9%
	Global Payments, Inc.
500,000	1.20%, due 3/1/26		442,132
	Moody's Corp.
250,000	2.00%, due 8/19/31		202,502
250,000	3.10%, due 11/29/61		172,000
	Quanta Services, Inc.
1,500,000	2.90%, due 10/1/30		1,286,379
			2,103,013
	Communications Equipment	0.2%
	Harris Corp.
500,000	6.15%, due 12/15/40		547,687
	Computers	1.0%
	Dell International LLC / EMC Corp.
900,000	6.02%, due 6/15/26		936,311
500,000	6.20%, due 7/15/30		521,432
500,000	3.45%, due 12/15/51 (c)		327,611
	HP, Inc.
500,000	3.40%, due 6/17/30		436,100
			2,221,454
	Construction Materials Manufacturing	0.3%
	Vulcan Materials Co.
620,000	3.90%, due 4/1/27		608,794
	Consumer Finance	0.2%
	Synchrony Financial
500,000	4.50%, due 7/23/25		489,999
	Consumer Products	0.2%
	Church & Dwight Co., Inc.
500,000	3.15%, due 8/1/27		475,620
	Diversified Banks	0.4%
	Deutsche Bank AG
1,000,000	4.10%, due 1/13/26		978,429
	Diversified Financial Services	2.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
1,500,000	3.30%, due 1/30/32		1,214,551
	Ally Financial, Inc.
500,000	2.20%, due 11/2/28		414,118
	Blackstone Secured Lending Fund
1,000,000	3.625%, due 1/15/26		939,779
	Capital One Financial Corp.
1,400,000	3.65%, due 5/11/27		1,341,625
	GE Capital International Funding Co. Unlimited Co.
433,000	4.418%, due 11/15/35		411,275
	Nomura Holdings, Inc.
1,000,000	2.172%, due 7/14/28		839,748
			5,161,096
	Diversified Manufacturing Operations	0.2%
	Parker-Hannifin Corp.
550,000	3.25%, due 6/14/29		504,670
	E-Commerce & Products	0.2%
	eBay, Inc.
500,000	2.60%, due 5/10/31		419,178
	Electric - Distribution	0.2%
	Sempra Energy
600,000	4.125% (5 Year CMT Rate + 2.868%), due 4/1/52 (g)		506,967
	Electric - Integrated	4.6%
	Constellation Energy Generation LLC
2,000,000	3.25%, due 6/1/25		1,943,413
	Dominion Energy, Inc.
500,000	2.25%, due 8/15/31		416,048
	DTE Energy Co.
600,000	1.05%, due 6/1/25		549,657
	Duke Energy Corp.
950,000	2.45%, due 6/1/30		807,979
1,000,000	3.30%, due 6/15/41		777,047
	Eversource Energy
500,000	2.55%, due 3/15/31		425,752
	FirstEnergy Corp.
700,000	2.25%, due 9/1/30		574,537
	NextEra Energy Capital Holdings, Inc.
500,000	4.625%, due 7/15/27		503,144
400,000	2.25%, due 6/1/30		338,519
	Pacific Gas and Electric Co.
5,000,000	3.50%, due 8/1/50		3,336,817
	Southwestern Electric Power Co.
400,000	3.25%, due 11/1/51		290,699
	Xcel Energy, Inc.
500,000	2.35%, due 11/15/31		414,766
			10,378,378
	Electric Utilities	0.4%
	Dominion Resources, Inc.
470,000	4.90%, due 8/1/41		451,695
	NiSource Finance Corp.
400,000	5.25%, due 2/15/43		393,118
			844,813
	Electrical Equipment Manufacturing	0.3%
	Fortive Corp.
750,000	3.15%, due 6/15/26		720,708
	Electronic Components and Semiconductors	1.5%
	Broadcom, Inc.
431,000	4.15%, due 11/15/30		394,759
1,500,000	3.419%, due 4/15/33 (c)		1,242,026
55,000	3.187%, due 11/15/36 (c)		41,147
583,000	4.926%, due 5/15/37 (c)		522,723
	Micron Technology, Inc.
250,000	2.703%, due 4/15/32		195,041
	NXP BV / NXP Funding LLC / NXP USA, Inc.
500,000	4.40%, due 6/1/27		488,456
500,000	2.50%, due 5/11/31		403,418
			3,287,570
	Electronic Instrumentation	0.1%
	Agilent Technologies, Inc.
215,000	2.30%, due 3/12/31		177,673
	Electronics	0.2%
	Roper Technologies, Inc.
650,000	1.40%, due 9/15/27		558,233
	Enterprise Software & Services	2.2%
	Oracle Corp.
1,685,000	1.65%, due 3/25/26		1,519,565
1,700,000	2.875%, due 3/25/31		1,414,344
1,400,000	3.65%, due 3/25/41		1,031,774
1,350,000	3.95%, due 3/25/51		974,177
			4,939,860
	Entertainment	0.9%
	Magallanes, Inc.
1,000,000	4.279%, due 3/15/32 (c)		871,302
1,500,000	5.141%, due 3/15/52 (c)		1,213,126
			2,084,428
	Environmental Control	0.4%
	Republic Services, Inc.
1,000,000	0.875%, due 11/15/25		904,689
	Finance Companies	0.4%
	FS KKR Capital Corp.
1,000,000	4.625%, due 7/15/24		995,514
	Financial Services	0.2%
	Legg Mason, Inc.
500,000	5.625%, due 1/15/44		520,284
	Food	0.9%
	ConAgra Brands, Inc.
1,300,000	7.00%, due 10/1/28		1,408,809
	General Mills, Inc.
700,000	2.25%, due 10/14/31		582,271
			1,991,080
	Food - Confectionery	0.7%
	Mondelez International, Inc.
2,000,000	1.50%, due 2/4/31		1,584,087
	Food - Meat Products	0.3%
	Tyson Foods, Inc.
600,000	4.35%, due 3/1/29		593,894
	Food - Retail	0.4%
	Kroger Co.
1,000,000	2.20%, due 5/1/30		843,655
	Food and Beverage	1.7%
	Anheuser-Busch InBev Worldwide, Inc.
500,000	4.00%, due 4/13/28		495,435
1,600,000	4.35%, due 6/1/40		1,462,411
2,100,000	4.50%, due 6/1/50		1,911,901
			3,869,747
	Food Wholesale/Distribution	0.3%
	Sysco Corp.
464,000	5.95%, due 4/1/30		500,844
400,000	3.15%, due 12/14/51		290,139
			790,983
	Gaming	0.2%
	Las Vegas Sands Corp.
500,000	3.90%, due 8/8/29		427,015
	General Industrial Machinery	0.4%
	IDEX Corp.
1,000,000	3.00%, due 5/1/30		884,055
	Hand & Machine Tools	0.1%
	Kennametal, Inc.
330,000	2.80%, due 3/1/31		264,764
	Health and Personal Care Stores	1.5%
	CVS Health Corp.
2,150,000	3.75%, due 4/1/30		2,026,703
500,000	5.125%, due 7/20/45		482,319
1,000,000	5.05%, due 3/25/48		966,508
			3,475,530
	Health Care Facilities and Services	0.3%
	Laboratory Corporation of America Holdings
640,000	3.25%, due 9/1/24		628,985
	Healthcare	0.1%
	DH Europe Finance II
350,000	2.60%, due 11/15/29		316,274
	Healthcare - Products	0.5%
	Boston Scientific Corp.
560,000	2.65%, due 6/1/30		490,609
	Danaher Corp.
1,000,000	2.60%, due 10/1/50		693,927
			1,184,536
	Healthcare - Services	1.1%
	CommonSpirit Health
600,000	2.782%, due 10/1/30		504,391
	HCA, Inc.
1,000,000	4.125%, due 6/15/29		923,587
600,000	4.375%, due 3/15/42 (c)		492,757
	Humana, Inc.
500,000	4.875%, due 4/1/30		505,324
			2,426,059
	Healthcare REITs	0.7%
	Sabra Health Care LP
1,000,000	3.90%, due 10/15/29		874,336
	Welltower, Inc.
700,000	2.75%, due 1/15/31		590,521
			1,464,857
	Insurance	1.8%
	Aon Corp.
600,000	2.80%, due 5/15/30		525,810
	AXA SA
500,000	8.60%, due 12/15/30		623,130
	Elevance Health, Inc.
600,000	4.65%, due 8/15/44		566,652
	Fairfax Financial Holdings Ltd.
1,000,000	3.375%, due 3/3/31		858,107
	Lincoln National Corp.
120,000	3.80%, due 3/1/28		115,115
	Metlife, Inc.
855,000	6.40%, due 12/15/66 (f)		878,170
	Prudential Financial, Inc.
500,000	5.125% (5 Year CMT Rate + 3.162%), due 3/1/52 (g)		465,601
			4,032,585
	Integrated Oils	0.4%
	Ecopetrol S.A.
900,000	4.125%, due 1/16/25		847,282
	Life & Health Insurance	0.2%
	Corebridge Financial, Inc.
500,000	3.90%, due 4/5/32 (c)		450,737
	Life Insurance	0.4%
	AXA Equitable Holdings, Inc.
1,000,000	5.00%, due 4/20/48		939,579
	Media	1.4%
	Discovery Communications LLC
1,000,000	3.625%, due 5/15/30		879,431
	Fox Corp.
975,000	4.709%, due 1/25/29		967,947
	Time Warner Entertainment Company, LP
810,000	8.375%, due 7/15/33		935,240
	Viacom, Inc.
610,000	4.375%, due 3/15/43		462,903
			3,245,521
	Medical Equipment and Supplies Manufacturing	0.7%
	Becton Dickinson and Co.
550,000	4.685%, due 12/15/44		524,120
	Smith & Nephew Plc
1,400,000	2.032%, due 10/14/30		1,113,065
			1,637,185
	Medical Products	0.5%
	Stryker Corp.
700,000	1.95%, due 6/15/30		585,970
	Zimmer Biomet Holdings, Inc.
500,000	3.05%, due 1/15/26		479,386
			1,065,356
	Metals	0.4%
	Southern Copper Corp.
750,000	6.75%, due 4/16/40		848,464
	Metals and Mining	0.3%
	Newmont Corp.
800,000	4.875%, due 3/15/42		756,974
	Nondepository Credit Intermediation	1.3%
	General Motors Financial Co., Inc.
600,000	4.00%, due 1/15/25		593,138
1,300,000	3.60%, due 6/21/30		1,129,231
1,500,000	2.35%, due 1/8/31		1,166,382
			2,888,751
	Office Property REITs	0.5%
	Alexandria Real Estate Equities, Inc.
650,000	1.875%, due 2/1/33		491,223
	Boston Properties LP
675,000	3.25%, due 1/30/31		583,826
			1,075,049
	Oil and Gas	4.3%
	Cenovus Energy, Inc.
1,000,000	2.65%, due 1/15/32		823,788
	Diamondback Energy, Inc.
500,000	3.125%, due 3/24/31		432,943
	Enterprise Products Operating LLC
1,200,000	2.80%, due 1/31/30		1,060,203
850,000	4.85%, due 8/15/42		803,009
500,000	3.30%, due 2/15/53		372,921
	Hess Corp.
800,000	5.60%, due 2/15/41		775,868
	Kinder Morgan Energy Partners
1,270,000	5.80%, due 3/15/35		1,288,833
	Kinder Morgan, Inc.
600,000	2.00%, due 2/15/31		478,497
700,000	5.55%, due 6/1/45		684,404
	Pemex Master Trust
1,150,000	6.625%, due 6/15/35		827,477
	Pioneer Natural Resources Co.
1,000,000	2.15%, due 1/15/31		826,639
	Valero Energy Corp.
750,000	2.80%, due 12/1/31		632,284
655,000	6.625%, due 6/15/37		714,130
			9,720,996
	Oil and Gas Extraction	0.3%
	Canadian Natural Resources Ltd.
700,000	4.95%, due 6/1/47		665,790
	Oil and Gas Services and Equipment	0.4%
	Halliburton Co.
24,000	3.80%, due 11/15/25		23,755
1,000,000	2.92%, due 3/1/30		886,665
			910,420
	Oil Refining & Marketing	0.4%
	Phillips 66
950,000	1.30%, due 2/15/26		861,400
	Packaging & Containers	0.6%
	Berry Global, Inc.
1,000,000	1.57%, due 1/15/26		895,180
	WRKCo, Inc.
500,000	3.90%, due 6/1/28		481,548
			1,376,728
	Paper	0.4%
	International Paper Co.
700,000	6.00%, due 11/15/41		718,437
	Weyerhaeuser Co.
226,000	7.375%, due 3/15/32		261,927
			980,364
	Petroleum and Coal Products Manufacturing	0.2%
	Suncor Energy, Inc.
500,000	3.75%, due 3/4/51		401,803
	Pharmaceuticals	3.2%
	AbbVie, Inc.
700,000	3.20%, due 11/21/29		641,795
2,200,000	4.55%, due 3/15/35		2,120,597
800,000	4.40%, due 11/6/42		727,371
268,000	4.75%, due 3/15/45		251,680
	Cardinal Health, Inc.
125,000	3.41%, due 6/15/27		120,587
	Cigna Corp.
500,000	4.50%, due 2/25/26		501,981
1,600,000	2.40%, due 3/15/30		1,378,037
600,000	3.40%, due 3/15/50		453,413
	Viatris, Inc.
600,000	2.70%, due 6/22/30		474,458
	Zoetis, Inc.
600,000	2.00%, due 5/15/30		506,130
			7,176,049
	Pipeline Transportation of Crude Oil	0.2%
	Magellan Midstream Partners LP
500,000	3.20%, due 3/15/25		482,251
	Pipeline Transportation of Natural Gas	0.9%
	Williams Companies, Inc.
1,000,000	2.60%, due 3/15/31		838,483
	Williams Partners LP
800,000	3.90%, due 1/15/25		787,405
500,000	5.10%, due 9/15/45		467,996
			2,093,884
	Pipelines	3.4%
	Boardwalk Pipelines LP
500,000	3.60%, due 9/1/32		422,955
	El Paso Electric Co.
850,000	6.00%, due 5/15/35		893,103
	Enbridge, Inc.
1,000,000	3.125%, due 11/15/29		907,098
250,000	3.40%, due 8/1/51		187,520
	Energy Transfer LP
500,000	4.25%, due 4/1/24		499,466
	Energy Transfer Partners LP
1,000,000	7.60%, due 2/1/24		1,034,448
	MPLX LP
1,315,000	4.25%, due 12/1/27		1,274,056
600,000	4.95%, due 3/14/52		532,233
	Plains All American Pipeline LP / PAA Finance Corp.
546,000	3.80%, due 9/15/30		486,195
	Targa Resources Corp.
500,000	5.20%, due 7/1/27		500,198
	TransCanada PipeLines Ltd.
1,100,000	4.10%, due 4/15/30		1,049,963
			7,787,235
	Property & Casualty Insurance	1.5%
	Fidelity National Financial, Inc.
2,000,000	2.45%, due 3/15/31		1,590,088
	Hanover Insurance Group, Inc.
1,400,000	4.50%, due 4/15/26		1,391,838
	Mercury General Corp.
500,000	4.40%, due 3/15/27		482,683
			3,464,609
	Railroad	1.4%
	Canadian Pacific Railway Co.
700,000	2.90%, due 2/1/25		681,150
1,000,000	2.45%, due 12/2/31		859,901
	Norfolk Southern Corp.
700,000	3.85%, due 1/15/24		699,886
250,000	2.30%, due 5/15/31		215,248
1,000,000	2.90%, due 8/25/51		718,489
			3,174,674
	Real Estate	1.6%
	American Homes 4 Rent LP
1,000,000	4.25%, due 2/15/28		958,232
	Crown Castle, Inc.
500,000	3.65%, due 9/1/27		477,118
600,000	2.25%, due 1/15/31		489,361
	Essex Portfolio, LP
1,000,000	3.375%, due 4/15/26		960,275
	STORE Capital Corp.
810,000	4.50%, due 3/15/28		781,707
			3,666,693
	Real Estate Investment Trusts	0.2%
	Ventas Realty LP
500,000	3.75%, due 5/1/24		494,993
	Refining & Marketing	0.2%
	Marathon Petroleum Corp.
500,000	3.625%, due 9/15/24		495,745
	REITS - Diversified	0.3%
	Equinix, Inc.
500,000	1.55%, due 3/15/28		425,306
100,000	3.90%, due 4/15/32		91,022
	GLP Capital LP / GLP Financing II, Inc.
250,000	3.25%, due 1/15/32		203,736
			720,064
	REITS - Health Care	0.5%
	Healthpeak Properties, Inc.
350,000	2.125%, due 12/1/28		302,230
	Omega Healthcare Investors, Inc.
1,000,000	3.25%, due 4/15/33		762,435
			1,064,665
	REITS - Office Property	0.2%
	Corporate Office Properties LP
500,000	2.75%, due 4/15/31		394,938
	REITS - Warehouse/Industrial	0.4%
	Duke Realty LP
1,000,000	1.75%, due 2/1/31		812,124
	Residential Building	0.8%
	DR Horton, Inc.
2,000,000	2.60%, due 10/15/25		1,886,533
	Restaurants	1.1%
	McDonald's Corp.
1,100,000	3.50%, due 7/1/27		1,072,408
550,000	4.875%, due 12/9/45		539,423
	Starbucks Corp.
1,000,000	2.55%, due 11/15/30		859,445
			2,471,276
	Retail	0.9%
	AutoNation, Inc.
200,000	3.50%, due 11/15/24		196,274
	Lowe's Cos., Inc.
1,000,000	4.50%, due 4/15/30		989,162
500,000	1.70%, due 10/15/30		402,466
	Tractor Supply Co.
500,000	1.75%, due 11/1/30		396,664
			1,984,566
	Retail - Auto Parts	0.4%
	AutoZone, Inc.
500,000	4.75%, due 8/1/32		496,986
	Genuine Parts Co.
500,000	1.875%, due 11/1/30		396,557
			893,543
	Retail - Drug Store	0.4%
	Walgreens Boots Alliance, Inc.
1,000,000	3.20%, due 4/15/30		894,452
	Software	0.8%
	Fidelity National Information Services, Inc.
600,000	5.10%, due 7/15/32		600,836
	Fiserv, Inc.
600,000	3.85%, due 6/1/25		591,320
	VMware, Inc.
550,000	4.65%, due 5/15/27		546,090
			1,738,246
	Software & Services	0.5%
	Equifax, Inc.
500,000	3.10%, due 5/15/30		439,915
	Hewlett Packard Enterprise Co.
700,000	4.90%, due 10/15/25 (b)		711,897
			1,151,812
	Telecommunications	2.8%
	Bell Telephone Co. of Canada / Bell Canada
1,000,000	2.15%, due 2/15/32		818,134
	British Telecommunications Plc
855,000	9.625%, due 12/15/30 (d)		1,056,943
	Deutsche Telekom International Finance
345,000	8.75%, due 6/15/30 (e)		424,834
	France Telecom SA
575,000	5.375%, due 1/13/42		596,251
	Grupo Televisa SAB
300,000	6.625%, due 3/18/25		314,797
	Juniper Networks, Inc.
2,000,000	2.00%, due 12/10/30		1,569,857
	Rogers Communications, Inc.
989,000	5.00%, due 3/15/44		906,809
	Telefonica Emisiones SAU
475,000	7.045%, due 6/20/36		521,645
			6,209,270
	Tobacco	1.8%
	Altria Group, Inc.
148,000	4.80%, due 2/14/29		143,710
1,600,000	3.40%, due 5/6/30		1,392,762
	BAT Capital Corp.
1,000,000	2.259%, due 3/25/28		847,924
600,000	4.54%, due 8/15/47		439,889
800,000	5.65%, due 3/16/52		681,816
	Reynolds American, Inc.
600,000	4.45%, due 6/12/25		594,945
			4,101,046
	Transportation	1.0%
	CSX Corp.
1,390,000	6.22%, due 4/30/40		1,577,596
	FedEx Corp.
1,000,000	3.25%, due 5/15/41		783,773
			2,361,369
	Transportation and Logistics	0.2%
	Kirby Corp.
450,000	4.20%, due 3/1/28		418,377
	Travel & Lodging	0.3%
	Marriott International, Inc.
600,000	3.75%, due 3/15/25		591,933
	Trucking & Leasing	0.4%
	GATX Corp.
1,300,000	1.90%, due 6/1/31		999,416
	Utilities	0.4%
	Southern Co.
1,000,000	3.25%, due 7/1/26		957,274
	Waste and Environment Services and Equipment	0.6%
	Waste Connections, Inc.
500,000	4.20%, due 1/15/33		482,751
	Waste Management, Inc.
1,000,000	1.50%, due 3/15/31		795,001
			1,277,752
	Water	0.3%
	American Water Capital Corp.
650,000	2.80%, due 5/1/30		583,154
	Wireless	0.6%
	American Tower Corp.
500,000	2.75%, due 1/15/27		458,882
1,000,000	1.875%, due 10/15/30		788,918
			1,247,800
	Wirelines	4.7%
	AT&T, Inc.
1,400,000	2.30%, due 6/1/27		1,276,874
875,000	2.55%, due 12/1/33		700,172
2,368,000	3.50%, due 9/15/53		1,754,980
1,196,000	3.55%, due 9/15/55		880,238
727,000	3.80%, due 12/1/57		553,316
	Verizon Communications, Inc.
1,000,000	3.00%, due 3/22/27		948,254
550,000	3.15%, due 3/22/30		494,566
500,000	2.55%, due 3/21/31		423,270
1,500,000	4.862%, due 8/21/46		1,466,108
2,000,000	3.55%, due 3/22/51		1,579,239
600,000	2.987%, due 10/30/56		405,683
			10,482,700
	Total Corporate Bonds (cost $243,566,516)		211,256,842

	SOVEREIGN BONDS	5.3%
	Republic of Colombia
600,000	3.875%, due 4/25/27		538,921
600,000	3.125%, due 4/15/31		453,047
890,000	7.375%, due 9/18/37		848,854
	Republic of Indonesia
500,000	3.85%, due 10/15/30		489,932
	Republic of Panama
1,700,000	2.252%, due 9/29/32		1,326,711
750,000	6.70%, due 1/26/36		809,498
	Republic of Peru
400,000	3.00%, due 1/15/34		327,310
1,050,000	6.55%, due 3/14/37		1,154,351
	Republic of Philippines
1,625,000	5.00%, due 1/13/37		1,663,182
	Republic of Uruguay
69,914	8.00%, due 11/18/22		70,657
800,000	4.375%, due 1/23/31		820,889
	United Mexican States
1,300,000	4.50%, due 4/22/29		1,275,264
2,490,000	4.75%, due 3/8/44		2,115,630
	Total Sovereign Bonds (cost $14,127,684)		11,894,246

	MONEY MARKET FUND	0.0%
141	Fidelity Institutional Money Market Government Portfolio - Class I, 2.03% (a)		141
	Total Money Market Fund (cost $141)		141

	Total Investments (cost $257,694,341)	99.1%	223,151,229
	Other Assets less Liabilities	0.9%	2,004,342
	TOTAL NET ASSETS	100.0%	$225,155,571

(a)	Rate shown is the 7-day annualized yield as of August 31, 2022.
(b)	Step-up bond; pays one interest rate for a certain period and a higher rate thereafter. The interest rate shown is the rate in effect as of August 31, 2022, and remains in effect until the bond's maturity date.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers."
As of August 31, 2022, the value of these investments was $5,161,429 or 2.29% of total net assets.
(d)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
Coupon rate increases by 25 basis points for each rating downgrade of one notch below A-/A3 made by
Standard & Poor's or Moody's Investors Service, Inc. Coupon rate decreases by 25 basis points for each upgrade. The minimum coupon rate is 8.625%.
(e)	Step-up bond; pays one interest rate for a certain period and can either increase or decrease thereafter.
Coupon rate increases by 50 basis points if both Standard & Poor's and Moody's ratings are downgraded to less than an A rating. If the rating is then raised to higher than BBB, the coupon rate decreases by 50 basis points.
(f)	Coupon rate shown is the rate in effect as of August 31, 2022, and remains in effect until December 2031, after that date the bond will change to a Floating-Rate equal to the 3 Month LIBOR + 2.205%, if not called, until final maturity date.
(g)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of August 31, 2022.
(h)
Step-up bond; pays one interest rate for a certain period and can increase thereafter.  Coupon rate increases by 25 basis points for each rating downgrade of one notch made by Standard & Poor’s, Moody’s Investor Service, or Fitch Ratings. The maximum coupon increase is 200 basis points.

Basis point = 1/100th of a percent.
CMT = Constant Maturity Treasury
LIBOR = London Interbank Offered Rate
SOFR = Secured Overnight Financing Rate

PIA BBB Bond Fund
Summary of Fair Value Disclosure at August 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of August 31, 2022:

	Level 1	Level 2	Level 3	Total

Fixed Income
Corporate Bonds	$-	$211,256,842	$-	$211,256,842
Sovereign Bonds	-	11,894,246	-	11,894,246
Total Fixed Income	-	223,151,088	-	223,151,088
Money Market Fund	141	-	-	141
Total Investments	$141	$223,151,088	$-	$223,151,229

Refer to the Fund’s schedule of investments for a detailed break-out of securities.